Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue by Product Categories - USD ($)		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue		$ 98,003,465	$ 74,164,149
Beauty products [Member]
Disaggregation of Revenue [Line Items]
Revenue		30,703,408	16,780,967
Health products [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,446,773	2,563,142
Sundry products [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,509,109	3,441,388
Luxury products [Member]
Disaggregation of Revenue [Line Items]
Revenue		10,150,068	31,551,744
Electronic products [Member]
Disaggregation of Revenue [Line Items]
Revenue		35,128,484	16,541,351
Other products and services [Member]
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 12,065,623	$ 3,285,557

[1]	Other products and services include primarily trading cards and food, such as soft drinks, packaged snacks, tea and coffee, fruit juice, and mineral water, and alcoholic beverages, cigarettes, and pet food. It also includes revenue from advertising services through KOLs.